Note 14 - Other Expenses	6 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
14.	OTHER EXPENSES

(a)	Other operating expenses

	Three months ended Sept. 30, 2018	Three months ended Sept. 30, 2017	Six months ended Sept. 30, 2018	Six months ended Sept. 30, 2017
Amortization of other intangible assets	$4,995	$4,331	$9,340	$7,791
Depreciation of property, plant and equipment	960	985	1,858	1,982
Bad debt expense	24,384	13,763	45,184	29,035
Share-based compensation	1,494	1,716	3,269	16,963
	$31,833	$20,795	$59,651	$55,771

(b)	Employee benefits expense

	Three months ended Sept. 30, 2018	Three months ended Sept. 30, 2017	Six months ended Sept. 30, 2018	Six months ended Sept. 30, 2017
Wages, salaries and commissions	$67,996	$56,447	$128,527	$112,618
Benefits	11,692	6,193	16,573	12,503
	$79,688	$62,640	$145,100	$125,121